CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 23,321	$ 0	$ 25,410	$ 0
Costs and Expenses:
Cost of revenues	91,318	0	273,581	0
General and administrative:
Officers, directors, affiliates, and other related parties	155,727	148,914	447,582	234,423
Other (including stock compensation costs of $20,833 and $1,467,335 in the three and six months ended June 30, 2021, respectively)	3,888,605	199,942	5,778,996	327,072
Total Costs and expenses	4,250,110	363,553	6,633,022	596,297
Loss from operations	(4,226,789)	(363,553)	(6,607,612)	(596,297)
Other income (expense):
Interest expense	0	(2,083)	0	(2,995)
Foreign currency gain or (loss)	0	(1,042)	0	(18,890)
Total other expense, net	0	(3,125)	0	(21,885)
Net loss	(4,226,789)	(366,678)	(6,607,612)	(618,182)
Foreign currency translation adjustment	(8,491)	9,976	(21,664)	9,976
Comprehensive loss	$ (4,235,280)	$ (356,702)	$ (6,629,276)	$ (608,206)
Net loss per common share - basic and diluted	$ (0.14)	$ (0.05)	$ (0.22)	$ (0.02)
Weighted average common shares outstanding - basic and diluted	30,521,059	7,518,094	30,033,705	24,689,545